Subsequent Event (Detail Textuals) - USD ($)		1 Months Ended			12 Months Ended
	Mar. 05, 2019	Feb. 22, 2019	Feb. 20, 2019	Feb. 19, 2019	Dec. 31, 2018	Mar. 14, 2019	Dec. 31, 2017
Subsequent Event [Line Items]
Common stock value per share					$ 0.001		$ 0.001
Amount of shares issued					$ 10,000,000
Gt Dollar Ptd. Ltd | Animation copy right
Subsequent Event [Line Items]
Assets Sold Under Agreements Carrying Amount					200,000
Gt Dollar Ptd. Ltd | License content
Subsequent Event [Line Items]
Assets Sold Under Agreements Carrying Amount					3,200,000
Gt Dollar Ptd. Ltd | Nanjing Shengyi Network Technology Co., Ltd
Subsequent Event [Line Items]
Assets Sold Under Agreements Carrying Amount					$ 17,000,000
Subsequent Event | Former Chief Executive Officer
Subsequent Event [Line Items]
Salary, severance and expenses			$ 423,000
Subsequent Event | Former Chief Investment Officer
Subsequent Event [Line Items]
Salary, severance and expenses			296,000
Subsequent Event | Former Chief Strategy Officer
Subsequent Event [Line Items]
Salary, severance and expenses			$ 118,000
Subsequent Event | Solid Opinion
Subsequent Event [Line Items]
Cash included in the acquisition of assets				$ 2,500,000
Escrow Shares				450,000
Number of shares issued				4,500,000
Subsequent Event | ID Venturas 7, LLC
Subsequent Event [Line Items]
Principal amount of convertible note		$ 2,050,000
Interest rate		10.00%
Maturity date		Aug. 22, 2020
Common stock value per share		$ 1.84
Percentage of warrant exercisable		150.00%
Number of shares issued		1,166,113
Subsequent Event | Gt Dollar Ptd. Ltd
Subsequent Event [Line Items]
Assets Sold Under Agreements Carrying Amount						$ 20,400,000
Assets Sold Under Agreements Carrying Amount Share						1,250,000
Assets Sold Under Agreements Fair Value						$ 30,000,000
Subsequent Event | Tree Motion Sdn Bhd Member
Subsequent Event [Line Items]
Acquisition percentage	11.22%
Number of shares issued	12,190,000
Amount of shares issued	$ 620,000
Subsequent Event | Tree Motion Sdn Bhd Member | MALAYSIA
Subsequent Event [Line Items]
Acquisition percentage	51.00%
Number of shares issued	25,500,000
Shares issued, price per share (in dollars per share)	$ 2.00